Shareholder' equity - Summary of Disclosure in Tabular Form of Share Based Payment Reserves (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	€ 96,679	€ (295,772)
Reserve of share-based payments [member]
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	74,978	€ 0
Reserve of share-based payments [member] | Escrow Shares
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	37,906
Reserve of share-based payments [member] | PSUs 2022, 2023 and 2024
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	6,138
Reserve of share-based payments [member] | CEO Stock Options
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	2,938
Reserve of share-based payments [member] | Remuneration in shares
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	1,410
Reserve of share-based payments [member] | CEO IPO LTI
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	2,047
Reserve of share-based payments [member] | Management IPO LTI
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	4,585
Reserve of share-based payments [member] | Management Stock Options
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	3,834
Reserve of share-based payments [member] | Cash-settled share based payments
Disclosure in Tabular Form of Share Based Payment Reserves [Line Items]
Other reserves	€ 16,120